Goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Basis of presentation
Increase in gross carrying amount of intangible asset	$ 263.2
Amortization of intangible assets	$ 92.6	$ 71.4
Weighted average amortization period	14 years 10 days
Number of years of forecasting	9 years
Colorado
Basis of presentation
Impairment losses	$ 13.9
Massachusetts
Basis of presentation
Impairment losses	19.4
Colorado
Basis of presentation
Impairment losses	0.3
North Dakota and Oregon
Basis of presentation
Impairment losses	$ 3.6
International
Basis of presentation
Number of years of forecasting	13 years